Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 27
2023	25
2024	19
2025	12
2026	9
Thereafter	14
Total lease payments	106
Less: imputed interest	9
Present value of lease liabilities	97
Less: current maturities	24	$ 22
Long-term lease obligations	73	81
Finance Lease, Liability, Payment, Due [Abstract]
2022	11
2023	11
2024	11
2025	10
2026	10
Thereafter	104
Total lease payments	157
Less: imputed interest	44
Present value of lease liabilities	113
Less: current maturities	6	5
Long-term lease obligations	$ 107	$ 109